License, Acquisition, Research Collaboration and Sponsored Research Agreements - Additional Information (Details)								1 Months Ended	3 Months Ended			12 Months Ended		25 Months Ended	35 Months Ended
	Dec. 03, 2021 USD ($) IntegerItem	Oct. 04, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jan. 25, 2021 USD ($)	Aug. 06, 2020 USD ($)	May 27, 2020 USD ($) IntegerItem	Apr. 23, 2020 USD ($)	Nov. 30, 2020 USD ($) shares	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses												$ 53,130,000	$ 49,162,000
Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset acquisition date of acquisition			Jul. 16, 2021
Asset acquisition percentage of outstanding stock acquisition			100.00%
Payment to selling shareholders										$ 2,000,000
Maximum | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to selling shareholders			$ 20,500,000
Adverum License Agreement | Adverum Biotechnologies Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time up-front non-refundable fee paid				$ 7,500,000					$ 7,500,000
Development milestone paid									$ 3,500,000
Royalty payments description												The Company is obligated to pay Adverum tiered royalties ranging from high single-digits to sub teens based on annual aggregate worldwide net sales of Products (as defined in the Adverum Agreement).
Research and development expenses												$ 0
License agreement termination notice period				120 days
Adverum License Agreement | Adverum Biotechnologies Inc | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development and regulatory milestones due				$ 17,500,000
Commercialization milestones due				$ 49,000,000
Cornell License Agreements | Cornell University
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses												$ 0	100,000
License agreement termination notice period						90 days
Number of license agreements | IntegerItem						2
Upfront payment in cash						$ 300,000
Notes issued						1,300,000
Notes with outstanding principal exchanged								$ 1,300,000
Cornell License Agreements | Cornell University | Series A Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued on debt exchanged | shares								1,337,610
Cornell First License Agreements | Cornell University | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Specific clinical and regulatory milestones due						8,400,000
Cornell Second License Agreements | Cornell University
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Clinical and regulatory milestone paid											$ 100,000
Cornell Second License Agreements | Cornell University | Maximum | Two Portfolios
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Specific clinical and regulatory milestones due						4,300,000
Cornell Second License Agreements | Cornell University | Maximum | Third Portfolio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Specific clinical and regulatory milestones due						$ 600,000
First UCSD License Agreement | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time up-front non-refundable fee paid					$ 20,000		$ 20,000
License agreement termination notice period							60 days
First UCSD License Agreement | Stelios Therapeutics Inc | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time up-front non-refundable fees							$ 20,000
First UCSD License Agreement | Maximum | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development and commercialization milestones due							$ 4,800,000
Second UCSD License Agreement | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement termination notice period					60 days
Second UCSD License Agreement | Stelios Therapeutics Inc | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time up-front non-refundable fees					$ 20,000
Second UCSD License Agreement | Maximum | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development and commercialization milestones due					$ 2,400,000
Third UCSD License Agreement | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time up-front non-refundable fee paid		$ 20,000
License agreement termination notice period		60 days
Development and commercialization milestones description												the Company to pay aggregate development and commercialization milestones of up to $4.0 million, and low-to mid-single digit royalties based on aggregate net sales.
Third UCSD License Agreement | Stelios Therapeutics Inc | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time up-front non-refundable fees		$ 20,000
Third UCSD License Agreement | Maximum | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development and commercialization milestones due		$ 4,000,000
UCSD Sponsored Research Agreements | Stelios Therapeutics Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses												$ 1,600,000	2,300,000
Number of research agreements | IntegerItem	2
Research agreements term	2 years
Research agreement termination notice period	30 days
Costs incurred for research	$ 5,600,000
Payment to research and development												400,000	2,800,000	$ 3,200,000
Research Collaboration Agreement | Weill Cornell Medical College
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses												1,000,000	6,100,000
Payment to research and development												$ 2,100,000	$ 5,500,000		$ 9,900,000